Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in other provisions
Beginning balance	€ 2,448	€ 2,246
Exchange movements	(10)	(31)
Amounts capitalised in the year	71	146
Amounts charged to the income statement	498	1,142
Utilised in the year - payments	(430)	(532)
Amounts released to the income statement	(81)	(186)
Transfer to liabilities held for sale		350
Other		13
Ending balance	2,496	2,448
Asset retirement obligations
Reconciliation of changes in other provisions
Beginning balance	933	1,030
Exchange movements	2	(7)
Amounts capitalised in the year	71	146
Amounts charged to the income statement	0	0
Utilised in the year - payments	(38)	(54)
Amounts released to the income statement	(9)	(5)
Transfer to liabilities held for sale		177
Other		0
Ending balance	959	933
Legal and regulatory
Reconciliation of changes in other provisions
Beginning balance	269	430
Exchange movements	(12)	(24)
Amounts capitalised in the year	0	0
Amounts charged to the income statement	85	162
Utilised in the year - payments	(46)	(72)
Amounts released to the income statement	(21)	(131)
Transfer to liabilities held for sale		96
Other		0
Ending balance	275	269
Restructuring provision
Reconciliation of changes in other provisions
Beginning balance	942	508
Exchange movements	1	3
Amounts capitalised in the year	0	0
Amounts charged to the income statement	133	774
Utilised in the year - payments	(238)	(290)
Amounts released to the income statement	(7)	(7)
Transfer to liabilities held for sale		46
Other		0
Ending balance	831	942
Other
Reconciliation of changes in other provisions
Beginning balance	304	278
Exchange movements	(1)	(3)
Amounts capitalised in the year	0	0
Amounts charged to the income statement	280	206
Utilised in the year - payments	(108)	(116)
Amounts released to the income statement	(44)	(43)
Transfer to liabilities held for sale		31
Other		13
Ending balance	€ 431	€ 304